Cover Page	12 Months Ended
Feb. 29, 2020
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Albertsons Companies, Inc.
Entity Central Index Key	0001646972
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Incorporation, State or Country Code	DE
Amendment Description	ACI is a Delaware corporation. AB Acquisition LLC ("AB Acquisition") is a Delaware limited liability company. ACI was formed for the purpose of reorganizing the organizational structure of AB Acquisition and its direct and indirect consolidated subsidiaries. Prior to December 3, 2017, ACI had no material assets or operations. On December 3, 2017, Albertsons Companies, LLC, a Delaware limited liability company, and its parent, AB Acquisition, completed a reorganization of their legal entity structure whereby the existing equityholders of AB Acquisition each contributed their equity interests in AB Acquisition to Albertsons Investor Holdings LLC ("Albertsons Investor") or KIM ACI, LLC ("KIM ACI"). In exchange, equityholders received a proportionate share of units in Albertsons Investor and KIM ACI, respectively. Albertsons Investor and KIM ACI then contributed all of the equity interests they received to ACI in exchange for common stock issued by ACI. As a result, Albertsons Investor and KIM ACI became the parents of ACI, owning all of the outstanding common stock of ACI, with AB Acquisition and its subsidiary, Albertsons Companies, LLC, becoming wholly-owned subsidiaries of ACI. On February 25, 2018, Albertsons Companies, LLC, merged with and into ACI, with ACI as the surviving corporation (the "ACI Reorganization Transactions"). Prior to February 25, 2018, substantially all of the assets and operations of ACI were those of its subsidiary, Albertsons Companies, LLC. On June 9, 2020, we used cash in an amount equal to the proceeds from the sale and issuance of our 6.75% Series A-1 convertible preferred stock, $0.01 par value ("Series A-1 preferred stock"), and 6.75% Series A convertible preferred stock, $0.01 par value ("Series A preferred stock" and together with the Series A-1 preferred stock, the "Convertible Preferred Stock"), and the Investor Exchange Right (as defined herein) to repurchase 101,611,736 shares of outstanding common stock from certain Pre-IPO Stockholders (as defined herein) (the "Repurchase"). In connection with, and prior to the closing of,this offering, Albertsons Investor and KIM ACI will distribute all common stock of ACI held by them to their respective equityholders (the "Distribution"). As a result, following the Repurchase and the Distribution, Albertsons Investor and KIM ACI will no longer be the stockholders of ACI.